Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 2,285	$ 7,323
Cost of revenue	1,769	5,788
Gross profit	516	1,535
Operating expenses:
Research and development	1,223	1,293
General and administrative	2,834	2,673
Sales and marketing	207	443
Foreign exchange loss (gain)	1,007	(1,203)
Depreciation and amortization	110	107
Operating expenses	5,381	3,313
Loss from continuing operations	(4,865)	(1,778)
Loss from investments accounted for by the equity method (note 8)	(1,381)	(3,884)
Interest on long-term debt	(90)	(192)
Interest and other income, net of bank charges	742	649
Loss before income taxes	(5,594)	(5,205)
Income tax expense	113	90
Net loss from continuing operations	(5,707)	(5,295)
Net income from discontinued operations (note 5)	0	2,844
Net loss for the period	(5,707)	(2,451)
Other comprehensive income (loss):
Cumulative translation adjustment	1,874	3,641
Ownership share of equity method investments' other comprehensive loss	(2,182)	(829)
Other comprehensive income (loss)	(308)	2,812
Comprehensive (loss) income	$ (6,015)	$ 361
Net income (loss) per share:
From continuing operations - basic (in dollars per share)	$ (0.33)	$ (0.31)
From discontinued operations - basic (in dollars per share)	0	0.16
From continuing operations - diluted (in dollars per share)	(0.33)	(0.31)
From discontinued operations - diluted (in dollars per share)	0	0.16
Net loss per share - basic (in dollars per share)	(0.33)	(0.14)
Net loss per share - diluted (in dollars per share)	$ (0.33)	$ (0.14)
Weighted average common shares outstanding:
Basic (in shares)	17,394,594	17,322,681
Diluted (in shares)	17,394,594	17,322,681